SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2025 Shares $ / shares	Jun. 30, 2024 Shares $ / shares
Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	594,088	397,452
Granted | Shares	213,500	13,300
Exercised | Shares	0	0
Forfeited | Shares	(71,986)	(2,938)
Outstanding at end of year | Shares	735,602	407,814
Exercisable at end of year | Shares	323,683	314,648
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 18.72	$ 28.8
Granted | $ / shares	1.7	7
Exercised | $ / shares	0	0
Forfeited | $ / shares	45.9	121.1
Outstanding at end of year | $ / shares	12.3	26.5
Exercisable at end of year | $ / shares	$ 24.7	$ 30.7
Subsidiaries Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	1,718,194	2,531,134
Granted | Shares	16,500	138,500
Exercised | Shares	0	(5,000)
Forfeited | Shares	(63,103)	(748,576)
Outstanding at end of year | Shares	1,671,591	1,916,058
Exercisable at end of year | Shares	1,168,344	1,037,638
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 2.06	$ 1.63
Granted | $ / shares	1	1.46
Exercised | $ / shares	0	0.19
Forfeited | $ / shares	2.65	0.21
Outstanding at end of year | $ / shares	1.57	2.17
Exercisable at end of year | $ / shares	$ 1.88	$ 2.01